Fair Value Measurements (Details) (Fair Value Measurements, Recurring [Member], USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities
Warrant liability	$ 6,973,000	$ 13,087,000	$ 8,171,518
Derivative liability	1,293,000	533,549	2,120,360
Total	8,266,000	13,620,549	10,291,878
Quoted prices in active markets (Level 1) [Member]
Liabilities
Warrant liability	0	0	0
Derivative liability	0	0	0
Total	0	0	0
Significant other observable inputs (Level 2) [Member]
Liabilities
Warrant liability	0	0	0
Derivative liability	0	0	0
Total	0	0	0
Significant unobservable inputs (Level 3) [Member]
Liabilities
Warrant liability	6,973,000	13,087,000	8,171,518
Derivative liability	1,293,000	533,549	2,120,360
Total	$ 8,266,000	$ 13,620,549	$ 10,291,878